SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023	Sep. 30, 2022	Aug. 02, 2022	Jul. 14, 2022
Weighted Average Exercise Price Per Share
Balance at the beginning (in dollars per share)	$ 55.39	$ 56.92
Granted (in dollars per share)	11.21	49.75
Terminated (in dollars per share)	49.75
Balance at the ending (in dollars per share)	$ 5.35	$ 55.39
Intrinsic value of outstanding options	$ 0
Maximum
Weighted Average Exercise Price Per Share
Exercise price of warrants			$ 5.00			$ 49.75
Minimum
Weighted Average Exercise Price Per Share
Exercise price of warrants			$ 1.10			$ 0
ADS
ADSs Underlying Warrants
Outstanding at beginning (in shares)	137,282	107,894
Granted (in shares)	5,385,374	29,388
Terminated (in shares)	(232,349)
Exercised - Cashless and Pre Funded Warrants	(1,921,487)
Outstanding at ending (in shares)	3,368,820	137,282
Weighted Average Exercise Price Per Share
Exercise price of warrants				$ 0.00	$ 0.00
Intrinsic value of outstanding options	$ 0